ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
NOTE 8 - ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities are as follows:

	December 31,
	2016	2015

Accrued payroll and related costs	$14,328	$12,363
Accrued vacation	3,415	4,522
Accrual for minimum wage increase	3,581	3,284
Cash overdraft	1,109	1,300
Labor union contribution	1,564	920
Other	2,505	2,676
Total accrued expenses and other current liabilities	$26,502	$25,065

The cash overdraft balance above represents outstanding checks as of December 31, 2016 and 2015.